Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan Assets at Fair Value
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets carried at fair value as of December 31, 2025 and 2024, respectively. Classification within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

	Assets at Fair Value as of December 31, 2025
(in millions)	Level 1	Level 2	Level 3	Total
Mutual funds	$266.3	$—	$—	$266.3
Common stocks	8.5	—	—	8.5
Total assets in the fair value hierarchy	274.8	—	—	274.8
Investments measured at net asset value (1)	—	—	—	541.1
Investments at fair value	$274.8	$—	$—	$815.9

	Assets at Fair Value as of December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Mutual funds	$281.6	$—	$—	$281.6
Common stocks	8.3	—	—	8.3
Total assets in the fair value hierarchy	289.9	—	—	289.9
Investments measured at net asset value (1)	—	—	—	546.9
Investments at fair value	$289.9	$—	$—	$836.8

(1) In accordance with Accounting Standard Codification 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts represented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.